FINANCING RECEIVABLES AND OPERATING LEASES	12 Months Ended
Mar. 31, 2025
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
FINANCING RECEIVABLES AND OPERATING LEASES
5. FINANCING RECEIVABLES AND OPERATING LEASES

Our financing receivables and operating leases consist of our financing receivables from notes receivable and sales-type leases and the carrying value of our assets that we are leasing to our customers on leases that are classified as operating leases. Our financing receivables and operating leases are substantially all related to discontinued operations. Please refer to Note 4, “Discontinued Operations”.

We generally lease IT, communication, and medical equipment. Our lease terms generally range from 2 to 6 years, with most terms ranging between 3 to 4 years. Our leases often provide the lessee the option to purchase the underlying asset at the end of the lease term. Occasionally, our leases provide the lessee a bargain purchase option. We classify our leases as either sales-type leases or operating leases. Additionally, we finance purchases of third-party software and third-party services for our customers, which we classify as notes receivable.

The following table provides the profit recognized for sales-type leases at their commencement date, including modifications that are recognized on a net basis, for the years ended March 31, 2025, 2024, and 2023 (in thousands):

	Year ended March 31,
	2025	2024	2023
Net sales	$33,671	$21,578	$22,677
Cost of sales	29,512	19,557	19,009
Gross profit	$4,159	$2,021	$3,668

The following table provides interest income in aggregate on our sales-type leases and lease income on our operating leases for the years ended March 31, 2025, 2024, and 2023 (in thousands):

	Year ended March 31,
	2025	2024	2023
Interest income on sale-type leases	$9,148	$6,769	$3,943
Leases income on operating leases	$7,969	$10,886	$17,421

FINANCING RECEIVABLES—NET

The following tables provide a disaggregation of our financing receivables—net (in thousands):

March 31, 2025	Notes Receivable	Sales-Type Lease Receivables	Financing Receivables
Gross receivables	$229,923	$90,913	$320,836
Unguaranteed residual value (1)	-	13,350	13,350
Unearned income	(8,254)	(27,342)	(35,596)
Allowance for credit losses	(1,739)	(1,945)	(3,684)
Total, net	$219,930	$74,976	$294,906
Reported as:
Current	$122,975	$46,050	$169,025
Long-term	96,955	28,926	125,881
Total, net	$219,930	$74,976	$294,906

(1)
Includes unguaranteed residual values of $5,929 thousand that we retained after selling the related lease receivable.

	Notes	Sales-Type Lease	Financing
March 31, 2024	Receivable	Receivables	Receivables
Gross receivables	$114,713	$75,658	$190,371
Unguaranteed residual value (1)	-	9,078	9,078
Unearned income	(6,503)	(12,036)	(18,539)
Allowance for credit losses	(1,056)	(1,435)	(2,491)
Total, net	$107,154	$71,265	$178,419
Reported as:
Current	$61,830	$40,770	$102,600
Long-term	45,324	30,495	75,819
Total, net	$107,154	$71,265	$178,419

(1)
Includes unguaranteed residual values of $3,718 thousand that we retained after selling the related lease receivable.

	Notes	Sales-Type Lease	Financing
March 31, 2023	Receivable	Receivables	Receivables
Gross receivables	$117,008	$60,157	$177,165
Unguaranteed residual value (1)	-	8,161	8,161
Unearned income	(5,950)	(8,050)	(14,000)
Allowance for credit losses	(801)	(981)	(1,782)
Total, net	$110,257	$59,287	$169,544
Reported as:
Current	$65,738	$24,091	$89,829
Long-term	44,519	35,196	79,715
Total, net	$110,257	$59,287	$169,544

(1)
Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.
The following table provides the future scheduled minimum lease payments to be received from our sales-type leases as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$46,735
2027	23,708
2028	15,083
2029	4,835
2030	552
Total	$90,913

OPERATING LEASES—NET

Operating leases—net represents the carrying value of assets that we are leasing to our customers on leases that are classified as operating leases. The components of operating leases—net are as follows (in thousands):

	March 31, 2025	March 31, 2024
Cost of equipment under operating leases	$4,774	$10,744
Accumulated depreciation	(3,137)	(7,128)
Operating leases—net (1)	$1,637	$3,616

(1)
Amounts include estimated unguaranteed residual values of $932 thousand and $1,346 thousand as of March 31, 2025, and 2024 respectively.

The following table provides the future scheduled minimum lease rental payments to be received from our operating leases as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$823
2027	292
2028	85
2029	23
Total	$1,223

TRANSFERS OF FINANCIAL ASSETS

We enter into arrangements to transfer the contractual payments due under financing receivables and operating lease agreements.

For transfers accounted for as a secured borrowing, the corresponding investments serve as collateral for non-recourse notes payable. As of March 31, 2025, and March 31, 2024, we had financing receivables of $42.9 million and $45.8 million, respectively, and operating leases of $0.6 million and $2.8 million, respectively which were collateral for non-recourse notes payable.

For transfers accounted for as sales, we derecognize the carrying value of the financial asset transferred plus any liability and recognize a net gain or loss on the sale, which are presented within net sales in the consolidated statement of operations. For the years ended March 31, 2025, 2024, and 2023, we recognized net gains of $28.9 million, $19.0 million, and $16.1 million, respectively, and total proceeds from these sales were $634.9 million, $762.6 million, and $706.0 million, respectively.

When we retain servicing obligations in transfers accounted for as sales, we allocate a portion of the proceeds to deferred revenues, which is recognized as we perform the services. As of March 31, 2025, and March 31, 2024, we had deferred revenue of $0.3 million and $0.4 million, respectively, for servicing obligations.

In a limited number of transfers accounted for as sales, we indemnified the assignee if the lessee elects to early terminate the lease. As of March 31, 2025, and March 31, 2024, the total potential payments that could result from these indemnities was immaterial.